RELATED PARTY TRANSACTIONS AND BALANCES (Details 4)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Bluemount Financial Group Limited [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Hong Kong
Voting power held	100.00%	100.00%
Bluemount Limited Group Limited [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid share capital	Ordinary HK$23,010,300
Principal activities in subsidiaries	Investment holding
Bluemount Securities Limited [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Hong Kong
Issued and fully paid share capital	Ordinary HK$18,000,000
Voting power held	100.00%	100.00%
Principal activities in subsidiaries	Financial and brokerage services
Bluemount Asset Management Limited [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid share capital	Ordinary HK$5,000,000
Voting power held	100.00%	100.00%
Principal activities in subsidiaries	Wealth and asset management services
Bluemount Capitai Limited [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Hong Kong
Bluemount Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid share capital	Ordinary HK$10,000
Voting power held	100.00%	100.00%
Principal activities in subsidiaries	Advisory services
Bluemount Commodities Limited [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation	Hong Kong
Issued and fully paid share capital	Ordinary HK$100
Voting power held	100.00%	100.00%
Principal activities in subsidiaries	Trading of timepieces and advisory services